UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              05/15/13
     -----------------------        -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $111,733 K
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE
                          ----------------------------

                 ITEM 1:                ITEM 2:  ITEM 3:   ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:         ITEM 8:
-------------------------------------- ----------------- -----------   ---------  ------------------- -------- ---------------------
             NAME OF ISSUER              TITLE   CUSIP       FAIR      SHARES OR      INVESTMENT      MANAGERS    VOTING AUTHORITY
                                       OF CLASS  NUMBER     MARKET     PRINCIPAL      DISCRETION
                                                            VALUE       AMOUNT
                                                                                  ---- ------- ------          -------- ------ -----
                                                                                  [A]   [B]     [C]              [A]     [B]    [C]
                                                                                               SHARED
                                                                                  SOLE SHARED  OTHER            SOLE    SHARED  NONE
-------------------------------------- ----------------- -----------  ----------  ------------------- -------- ---------------------
ANADARKO PETROLEUM CORP                   com  032511107 4,372,500.00    50,000   sole                          50,000
AXIALL CORP                               com  05463D100 3,108,000.00    50,000   sole                          50,000
BEAZER HOMES USA, INC.                    com  07556Q881 2,962,080.00   187,000   sole                         187,000
BROOKDALE SENIOR LIVING, INC.             com  112463104 3,345,600.00   120,000   sole                         120,000
BUILDERS FIRSTSOURCE, INC                 com  12008R107 1,169,597.40   199,590   sole                         199,590
CARMIKE CINEMAS INC                       com  143436400 3,085,346.76   170,273   sole                         170,273
CELANESE CORPORATION                      com  150870103 2,863,250.00    65,000   sole                          65,000
EMERITUS CORPORATION                      com  291005106 3,334,800.00   120,000   sole                         120,000
ENERGY XXI (BERMUDA) LTD                  com  G10082140 2,485,730.40    91,320   sole                          91,320
FIFTH & PACIFIC COMPANIES INC             com  316645100 3,587,200.00   190,000   sole                         190,000
GENCORP INC                               com  368682100 2,981,766.90   224,193   sole                         224,193
GOODRICH PETROLEUM CORP (NEW)             com  382410405 3,225,918.85   206,129   sole                         206,129
GROUPON INC                               com  399473107 2,601,000.00   425,000   sole                         425,000
GULFPORT ENERGY CORP (NEW)                com  402635304 3,208,100.00    70,000   sole                          70,000
HERTZ GLOBAL HOLDINGS< INC                com  42805T105 4,006,800.00   180,000   sole                         180,000
LYONDELLBASELL INDUSTRIES N.V.            com  N53745100 7,297,337.00   115,300   sole                         115,300
MAGNUM HUNTER RESOURCES CORP              com  55973B102 4,010,000.00 1,000,000   sole                       1,000,000
MICHAEL KORS HOLDINGS LIMITED             com  G60754101 3,691,350.00    65,000   sole                          65,000
NATIONSTAR MTG HOLDINGS                   com  63861C109 4,428,000.00   120,000   sole                         120,000
NEWCASTLE INVESTMENT CORPORATION          com  65105M108 3,909,500.00   350,000   sole                         350,000
OCWEN FINANCIAL CORPORATION               com  675746309 2,275,200.00    60,000   sole                          60,000
OWENS CORNING                             com  690742101 3,943,000.00   100,000   sole                         100,000
PHILLIPS 66                               com  718546104 4,198,200.00    60,000   sole                          60,000
PULTEGROUP INC.                           com  745867101 3,440,800.00   170,000   sole                         170,000
REALOGY HLDGS CORP                        com  75605Y106 3,907,200.00    80,000   sole                          80,000
STANDARD PACIFIC CORP                     com  85375C101 4,320,000.00   500,000   sole                         500,000
SYNOVUS FINANCIAL CORPORATION             com  87161C105 3,739,500.00 1,350,000   sole                       1,350,000
THE HOWARD HUGHES CORP                    com  44267D107 4,190,500.00    50,000   sole                          50,000
TILE SHOP HLDGS INC.                      com  88677Q109 1,575,750.00    75,000   sole                          75,000
ULTRA CLEAN HOLDINGS, INC.                com  90385V107 1,940,529.50   298,543   sole                         298,543
W.R. GRACE & CO                           com  38388F108 4,673,853.00    60,300   sole                          60,300
WTS/KINDER MORGAN, INC. EXP 05/25/2017    com  49456B119 3,855,000.00   750,000   sole                         750,000